UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F


			       FORM 13F COVER PAGE




	Report for the Calendar Year or Quarter Ended: September 30, 2010


Check here if Amendment 		[ ]; Amendment Number: ______

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	 Gardner Russo & Gardner

Address: 223 East Chestnut Street
	 Lancaster, PA 17602


Form 13F File Number: 028-2635


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Diana Crumay
Title:	Head Account Administrator
Phone:	(717) 299-1385




Signature, Place, and Date of Signing:



				Lancaster, PA                      October 26, 2010
------------------------	-----------------------------     ------------------
[Signature]				[City, State]			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None

				FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:			 0


Form 13F Information Table Entry Total: 	       84


Form 13F Information Table Value Total:         2,380,078
						(thousands)


List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Eaton Vance Sr Income TR    SF SH BEN INT       27826s103      837   121618 SH       Sole                   121618
3M Company                     COM              88579y101      475     5475 SH       Sole                      475              5000
A T & T Inc                    COM              00206r102      239     8353 SH       Sole                     8275                78
Abbott Labs                    COM              002824100    22308   427020 SH       Sole                   380770             46250
AES Corp                       COM              00130h105      313    27600 SH       Sole                    27600
Altria Group Inc               COM              02209s103   157671  6564151 SH       Sole                  6054372            509779
American Express               COM              025816109     3915    93155 SH       Sole                    86425              6730
American Tower Corp Cl A       COM              029912201     3663    71460 SH       Sole                    71460
Anheuser-Busch InBev           COM              03524a108    84478  1437917 SH       Sole                  1318232            119685
Aptargroup Inc                 COM              038336103      817    17884 SH       Sole                    16884              1000
Bank Amer Corp                 COM              060505104      259    19790 SH       Sole                    18790              1000
BB&T Corp                      COM              054937107      606    25150 SH       Sole                    25150
Berkshire Hathaway Inc Cl A    COM              084670108   422304     3392 SH       Sole                     3060               332
Berkshire Hathaway Inc Cl B    COM              084670702   112751  1363698 SH       Sole                  1222036            141662
BP PLC ADR                     COM              055622104      380     9236 SH       Sole                     8636               600
Brown-Forman Corp Cl A         COM              115637100    93620  1520797 SH       Sole                  1396267            124531
Brown-Forman Corp Cl B         COM              115637209    10020   162561 SH       Sole                   146595             15966
Carlisle Inc                   COM              142339100     1936    64638 SH       Sole                    64638
Cenovus Energy                 COM              15135u109     1439    50000 SH       Sole                    50000
Chevron Corp                   COM              166764100     5407    66717 SH       Sole                    66017               700
Cisco Sys Inc                  COM              17275r102     1455    66450 SH       Sole                    66450
Coca-Cola                      COM              191216100     3549    60651 SH       Sole                    45650             15001
Comcast Corp New Cl A          COM              20030n101      724    40061 SH       Sole                    39817               244
Comcast Corp Special Cl A      COM              20030n200   129473  7611598 SH       Sole                  7004442            607157
Conocophillips                 COM              20825c104     1951    33979 SH       Sole                    32779              1200
Costco Whsl Corp               COM              22160k105     1663    25780 SH       Sole                    24980               800
Crane                          COM              224399105     7474   196997 SH       Sole                   175542             21455
Deere & Co                     COM              244199105      703    10075 SH       Sole                     9850               225
Devon Energy Corp              COM              25179m103     1942    30000 SH       Sole                    30000
Diageo PLC Sponsored ADR       COM              25243q205    32832   475759 SH       Sole                   422544             53215
Disney Walt Productions        COM              254687106      473    14275 SH       Sole                    13325               950
Dover Corp                     COM              260003108     1893    36250 SH       Sole                    28950              7300
Du Pont E I De Nemours         COM              263534109      764    17118 SH       Sole                    17118
Encana Corp                    COM              292505104     1512    50000 SH       Sole                    50000
Exxon Mobil Corp               COM              30231g102    12174   197019 SH       Sole                   182748             14271
Fomento Economico Mex Sp ADR   COM              344419106     4336    85475 SH       Sole                    51600             33875
Fulton Finl Corp               COM              360271100     1004   110770 SH       Sole                    83045             27725
General Dynamics Corp          COM              369550108      581     9250 SH       Sole                     9250
General Electric               COM              369604103      317    19520 SH       Sole                    17350              2170
Goldman Sachs Group Inc        COM              38141g104     7749    53600 SH       Sole                    48350              5250
Hasbro Inc                     COM              418056107    42745   960346 SH       Sole                   886482             73864
Heartland Express Inc          COM              422347104      581    39061 SH       Sole                    33570              5491
Herman Miller Inc              COM              600544100    13379   679831 SH       Sole                   594951             84880
Hormel Foods Corp              COM              440452100    12357   277066 SH       Sole                   245616             31450
I B M                          COM              459200101     1060     7900 SH       Sole                     2900              5000
J.P. Morgan Chase              COM              46625h100      696    18300 SH       Sole                      300             18000
Johnson & Johnson              COM              478160104      945    15246 SH       Sole                    14946               300
Kraft Foods Inc CL A           COM              50075n104      381    12340 SH       Sole                    12340
Lamar Advertising Cl A         COM              512815101      211     6625 SH       Sole                     5515              1110
Leucadia Natl Corp             COM              527288104     3044   128886 SH       Sole                   128686               200
Lexington Corp PPTYS TR        COM              529043101      172    23957 SH       Sole                    23957
Markel Corp                    COM              570535104    11021    31984 SH       Sole                    29574              2410
Martin Marietta Materials      COM              573284106   111857  1453255 SH       Sole                  1336550            116705
Mastercard Inc Cl A            COM              57636q104   113529   506827 SH       Sole                   460999             45828
Mattel Inc                     COM              577081102      557    23750 SH       Sole                    22250              1500
McCormick Inc                  COM              579780206     6230   148200 SH       Sole                   120150             28050
McDonalds Corp                 COM              580135101      589     7910 SH       Sole                     7760               150
Merck  Inc                     COM              58933Y105      242     6586 SH       Sole                     4586              2000
Mesa RTY TR                    COM              590660106      971    21000 SH       Sole                    21000
Microsoft Corp                 COM              594918104     5060   206622 SH       Sole                   188337             18285
Nextera Energy Inc             COM              65339F101      201     3700 SH       Sole                     3700
Northern Trust Corp            COM              665859104      241     5000 SH       Sole                     5000
Pepsico Inc                    COM              713448108     8385   126204 SH       Sole                   118227              7977
Philip Morris International In COM              718172109   421441  7523040 SH       Sole                  6865302            657738
Pioneer Nat Res                COM              723787107      491     7550 SH       Sole                     7550
Praxair Inc                    COM              74005p104     3292    36475 SH       Sole                    31175              5300
Precision Castparts Corp       COM              740189105      841     6600 SH       Sole                     6600
Procter & Gamble               COM              742718109    12361   206115 SH       Sole                   184640             21475
Progressive Corp Ohio          COM              743315103     3081   147614 SH       Sole                   124114             23500
Royal Dutch Shell PLC ADR A    COM              780259206     3256    53994 SH       Sole                    37594             16400
Schlumberger LTD               COM              806857108      405     6575 SH       Sole                     6575
Scotts Miracle-Gro  Cl A       COM              810186106      291     5625 SH       Sole                     2450              3175
Scripps Networks Interactive C COM              811065101    86635  1820827 SH       Sole                  1669723            151104
Staples Inc                    COM              855030102     5599   267630 SH       Sole                   243980             23650
Susquehanna Bancshrs Inc       COM              869099101      165    19581 SH       Sole                    19581
Swiss Helvetia FD Inc          COM              870875101      251    20000 SH       Sole                    20000
Tigerlogic Corp                COM              8867eq101       48    10000 SH       Sole                    10000
Time Warner Inc                COM              887317303      242     7898 SH       Sole                     1232              6666
Unilever NV                    COM              904784709   158834  5315736 SH       Sole                  4816046            499690
Vornado RLTY TR                COM              929042109      855    10000 SH       Sole                                      10000
Vulcan Materials               COM              929160109      929    25150 SH       Sole                    20750              4400
Wal Mart Stores Inc            COM              931142103     1304    24372 SH       Sole                    22118              2254
Washington Post Cl B           COM              939640108    53755   134586 SH       Sole                   125208              9378
Wells Fargo                    COM              949746101   155541  6193137 SH       Sole                  5641096            552041